American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2020

Equity Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.0%
Hexcel Corp.	23,981	891,853
Huntington Ingalls Industries, Inc.	19,416	3,537,789
Lockheed Martin Corp.	42,468	14,394,529
Northrop Grumman Corp.	3,912	1,183,576
		20,007,747
Auto Components — 0.1%
BorgWarner, Inc.	83,660	2,038,794
Banks — 2.8%
Bank of America Corp.	499,043	10,594,683
Citigroup, Inc.	61,757	2,601,205
JPMorgan Chase & Co.	290,421	26,146,603
M&T Bank Corp.	55,264	5,715,955
Wells Fargo & Co.	243,160	6,978,692
Zions Bancorp N.A.	147,796	3,955,021
		55,992,159
Beverages — 0.8%
Molson Coors Beverage Co., Class B	164,031	6,398,849
Monster Beverage Corp.(1)	154,207	8,675,686
		15,074,535
Biotechnology — 4.2%
AbbVie, Inc.	283,075	21,567,484
Amgen, Inc.	23,432	4,750,369
Biogen, Inc.(1)	59,879	18,944,518
Gilead Sciences, Inc.	118,819	8,882,909
Incyte Corp.(1)	123,025	9,009,121
Regeneron Pharmaceuticals, Inc.(1)	31,801	15,528,110
Vertex Pharmaceuticals, Inc.(1)	15,885	3,779,836
		82,462,347
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	313,211	13,546,376
Johnson Controls International plc	45,107	1,216,085
Masco Corp.	464,974	16,074,151
		30,836,612
Capital Markets — 1.6%
FactSet Research Systems, Inc.	37,342	9,734,313
LPL Financial Holdings, Inc.	113,424	6,173,668
Moody's Corp.	50,096	10,595,304
SEI Investments Co.	111,135	5,149,996
		31,653,281
Chemicals — 0.3%
LyondellBasell Industries NV, Class A	103,765	5,149,857
Valvoline, Inc.	83,366	1,091,261
		6,241,118

Commercial Services and Supplies — 0.1%
Waste Management, Inc.	17,677	1,636,183
Communications Equipment — 0.9%
Cisco Systems, Inc.	156,670	6,158,698
Motorola Solutions, Inc.	85,614	11,379,813
		17,538,511
Consumer Finance — 0.5%
American Express Co.	10,115	865,945
Capital One Financial Corp.	50,233	2,532,748
Discover Financial Services	58,229	2,077,028
Synchrony Financial	309,878	4,985,937
		10,461,658
Containers and Packaging — 0.9%
International Paper Co.	231,657	7,211,482
Packaging Corp. of America	73,730	6,401,976
WestRock Co.	117,656	3,324,959
		16,938,417
Distributors — 0.2%
LKQ Corp.(1)	223,695	4,587,984
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	139,465	25,498,386
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	410,912	11,978,084
CenturyLink, Inc.	1,324,367	12,528,512
Verizon Communications, Inc.	368,604	19,805,093
		44,311,689
Electric Utilities — 1.1%
Evergy, Inc.	183,445	10,098,647
OGE Energy Corp.	109,802	3,374,216
PPL Corp.	330,631	8,159,973
		21,632,836
Electrical Equipment — 0.9%
Emerson Electric Co.	255,409	12,170,239
Hubbell, Inc.	42,186	4,840,421
		17,010,660
Electronic Equipment, Instruments and Components — 0.5%
Trimble, Inc.(1)	190,940	6,077,620
Zebra Technologies Corp., Class A(1)	19,392	3,560,371
		9,637,991
Energy Equipment and Services†
Schlumberger Ltd.	45,599	615,130
Entertainment — 2.8%
Activision Blizzard, Inc.	339,919	20,218,382
Electronic Arts, Inc.(1)	216,430	21,679,793
Take-Two Interactive Software, Inc.(1)	94,857	11,250,989
Walt Disney Co. (The)	12,213	1,179,776
		54,328,940
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc.	23,265	644,673

PS Business Parks, Inc.	8,605	1,166,150
WP Carey, Inc.	150,100	8,717,808
		10,528,631
Food and Staples Retailing — 1.2%
Sysco Corp.	167,079	7,623,815
Walgreens Boots Alliance, Inc.	296,967	13,586,240
Walmart, Inc.	23,466	2,666,207
		23,876,262
Food Products — 4.4%
Campbell Soup Co.	485,300	22,401,448
General Mills, Inc.	377,456	19,918,353
Hershey Co. (The)	169,637	22,476,903
Hormel Foods Corp.	216,039	10,076,059
J.M. Smucker Co. (The)	18,827	2,089,797
Kellogg Co.	166,169	9,968,478
		86,931,038
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	291,246	22,982,222
Baxter International, Inc.	165,552	13,441,167
Danaher Corp.	29,548	4,089,739
DENTSPLY SIRONA, Inc.	214,607	8,333,190
DexCom, Inc.(1)	34,233	9,217,920
Edwards Lifesciences Corp.(1)	60,546	11,420,186
Hologic, Inc.(1)	175,903	6,174,195
Medtronic plc	54,038	4,873,147
Zimmer Biomet Holdings, Inc.	27,861	2,816,190
		83,347,956
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	44,438	2,130,358
CVS Health Corp.	269,521	15,990,681
Henry Schein, Inc.(1)	36,387	1,838,271
Humana, Inc.	37,910	11,904,498
McKesson Corp.	95,108	12,864,308
UnitedHealth Group, Inc.	37,952	9,464,470
		54,192,586
Health Care Technology — 1.0%
Cerner Corp.	323,943	20,405,170
Hotels, Restaurants and Leisure — 1.1%
Las Vegas Sands Corp.	118,418	5,029,213
McDonald's Corp.	17,469	2,888,499
Royal Caribbean Cruises Ltd.	54,501	1,753,297
Starbucks Corp.	180,919	11,893,615
		21,564,624
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	56,750	4,326,620
PulteGroup, Inc.	211,662	4,724,296
		9,050,916
Household Products — 2.0%
Colgate-Palmolive Co.	66,051	4,383,144

Kimberly-Clark Corp.	107,033	13,686,310
Procter & Gamble Co. (The)	188,711	20,758,210
		38,827,664
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	117,463	14,715,765
Honeywell International, Inc.	24,948	3,337,793
		18,053,558
Insurance — 1.8%
American Financial Group, Inc.	104,573	7,328,476
Aon plc	16,977	2,801,884
Brown & Brown, Inc.	129,340	4,684,695
Hartford Financial Services Group, Inc. (The)	117,585	4,143,695
Marsh & McLennan Cos., Inc.	109,108	9,433,478
MetLife, Inc.	245,278	7,498,148
		35,890,376
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	51,212	59,505,783
Facebook, Inc., Class A(1)	319,002	53,209,534
		112,715,317
Internet and Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	34,684	67,624,088
Booking Holdings, Inc.(1)	10,705	14,401,651
eBay, Inc.	46,499	1,397,760
		83,423,499
IT Services — 4.2%
Accenture plc, Class A	31,709	5,176,811
Akamai Technologies, Inc.(1)	218,195	19,962,661
Amdocs Ltd.	157,509	8,658,270
EVERTEC, Inc.	37,340	848,738
International Business Machines Corp.	161,346	17,898,112
Mastercard, Inc., Class A	32,571	7,867,851
Visa, Inc., Class A	84,184	13,563,726
Western Union Co. (The)	498,079	9,030,172
		83,006,341
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	291,022	20,842,996
Illumina, Inc.(1)	5,901	1,611,681
		22,454,677
Machinery — 2.4%
Allison Transmission Holdings, Inc.	309,286	10,085,817
Caterpillar, Inc.	21,358	2,478,382
Cummins, Inc.	152,753	20,670,536
Snap-on, Inc.	133,434	14,520,288
		47,755,023
Media — 1.5%
Discovery, Inc., Class C(1)	1,122,365	19,686,282
DISH Network Corp., Class A(1)	83,604	1,671,244
Fox Corp., Class B(1)	216,124	4,944,917
Interpublic Group of Cos., Inc. (The)	149,236	2,416,131

Omnicom Group, Inc.	26,782	1,470,332
		30,188,906
Metals and Mining — 1.0%
Reliance Steel & Aluminum Co.	144,707	12,674,886
Steel Dynamics, Inc.	279,084	6,290,553
		18,965,439
Multiline Retail — 0.6%
Target Corp.	126,154	11,728,537

Oil, Gas and Consumable Fuels — 1.4%
Chevron Corp.	86,532	6,270,108
Exxon Mobil Corp.	258,575	9,818,093
HollyFrontier Corp.	198,976	4,876,902
Kinder Morgan, Inc.	254,465	3,542,153
Valero Energy Corp.	70,803	3,211,624
		27,718,880
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	88,957	14,174,408
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	565,933	31,545,105
Jazz Pharmaceuticals plc(1)	107,694	10,741,400
Johnson & Johnson	178,974	23,468,861
Merck & Co., Inc.	510,509	39,278,562
Mylan NV(1)	230,985	3,443,986
Pfizer, Inc.	124,603	4,067,042
		112,544,956
Professional Services — 0.1%
IHS Markit Ltd.	20,868	1,252,080
Robert Half International, Inc.	37,529	1,416,720
		2,668,800
Road and Rail — 0.5%
Kansas City Southern	71,929	9,147,930
Semiconductors and Semiconductor Equipment — 5.3%
Applied Materials, Inc.	416,423	19,080,502
Broadcom, Inc.	123,673	29,322,868
Intel Corp.	226,685	12,268,192
KLA Corp.	72,634	10,440,411
Lam Research Corp.	38,751	9,300,240
Maxim Integrated Products, Inc.	133,244	6,476,991
Qorvo, Inc.(1)	47,385	3,820,653
Texas Instruments, Inc.	130,879	13,078,738
		103,788,595
Software — 11.6%
Adobe, Inc.(1)	111,145	35,370,785
Autodesk, Inc.(1)	79,468	12,404,955
Cadence Design Systems, Inc.(1)	202,790	13,392,252
CDK Global, Inc.	112,110	3,682,814
Fortinet, Inc.(1)	79,324	8,025,209
Intuit, Inc.	63,932	14,704,360

Microsoft Corp.	541,386	85,381,986
NortonLifeLock, Inc.	340,920	6,378,613
Oracle Corp. (New York)	139,540	6,743,968
Palo Alto Networks, Inc.(1)	25,817	4,232,955
salesforce.com, Inc.(1)	143,836	20,709,507
ServiceNow, Inc.(1)	45,148	12,938,514
Zoom Video Communications, Inc., Class A(1)	42,592	6,223,543
		230,189,461
Specialty Retail — 1.4%
AutoZone, Inc.(1)	22,042	18,647,532
Home Depot, Inc. (The)	13,346	2,491,832
O'Reilly Automotive, Inc.(1)	20,286	6,107,100
		27,246,464
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	354,783	90,217,769
Hewlett Packard Enterprise Co.	452,990	4,398,533
HP, Inc.	266,462	4,625,780
NetApp, Inc.	31,904	1,330,078
Xerox Holdings Corp.(1)	197,056	3,732,241
		104,304,401
Textiles, Apparel and Luxury Goods — 0.3%
PVH Corp.	14,636	550,899
Ralph Lauren Corp.	66,582	4,449,675
		5,000,574
Trading Companies and Distributors — 0.7%
W.W. Grainger, Inc.	55,700	13,841,450
TOTAL COMMON STOCKS (Cost $1,866,507,888)		1,932,037,417
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $17,092,748), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $16,760,414)		16,760,409
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,008,388	35,008,388
TOTAL TEMPORARY CASH INVESTMENTS (Cost $51,768,797)		51,768,797
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,918,276,685)		1,983,806,214
OTHER ASSETS AND LIABILITIES — (0.4)%		(7,375,692)
TOTAL NET ASSETS — 100.0%		$1,976,430,522

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	283	June 2020	$14,150	$36,361,255	$(1,615,786)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,932,037,417	—	—
Temporary Cash Investments	35,008,388	16,760,409	—
	1,967,045,805	16,760,409	—

Liabilities
Other Financial Instruments
Futures Contracts	1,615,786	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.